SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Accounts Payable and Accruals) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts payable:
Overseas	$ 4,350	$ 2,152
In Israel	1,166	438
Trade	5,516	2,590
Other:
Accrued expenses	620	560
Accrual for vacation and recreation pay	215	186
Payroll and related expenses	259	217
Other	19	15
Other	$ 1,113	$ 978